Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Conversion discount			20.00%
Discount Rate			32.80%
Volatility rate		85.50%	88.50%
Risk-free interest rate		0.11%
Risk adjusted rate		30.9
Expected dividend yield		0.00%
Years to maturity		10 months 17 days
Contingent consideration, included in other non-current liabilities		$ 20.0
Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate		15.00%
Probabilities rate		50.00%
Recovery rate on first lien debt		63.00%
Promissory Note Maturity			1 year 2 months 12 days
Minimum [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate	6.93%	9.00%
Milestone Percentage	10.00%	10.00%
Minimum [Member] | Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate		10.00%
Promissory Note Maturity		1 year
Maximum [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate	9.00%	11.31%
Milestone Percentage	80.00%	80.00%
Maximum [Member] | Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate		40.00%
Promissory Note Maturity		2 years 6 months
Cronos Group Inc [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Total consideration		2,934,980
Access Bio [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Risk-free interest rate		0.30%